Schedule of Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provision for warranty costs	€ 666	€ 651
Value added tax payable	326	342
Accruals for social expenses	386	278
Conditional government subsidies	341	519
Retirement indemnities	39	94
Accrued interests	139	183
Others	373	262
Accrued Liabilities and Other Liabilities	2,270	2,329
Less non current portion of Conditional government subsidies	341	341
Current portion	€ 1,928	€ 1,988